Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,268,902	$ 1,220,471
Short-term bank deposits (Note 8)	2,963,511	0
Creditors	3,669	0
Derivative financial instruments (Note 8)	7,287	0
Sundry debtors	47,523	11,020
VAT receivable	1,061,873	731,186
Advanced payments	134,846	72,998
Inventories	2,524,631	2,357,485
Total current assets	8,012,242	4,393,160
Non-current assets:
Guarantee deposits	37,949	33,174
Property, furniture, equipment, and lease-hold improvements - Net (Note 6)	5,849,141	4,606,300
Right-of-use assets - Net (Note 7)	6,487,974	5,520,596
Intangible assets - Net	6,794	6,771
Deferred income tax	494,588	403,801
Total non-current assets	12,876,446	10,570,642
Total assets	20,888,688	14,963,802
Current liabilities:
Suppliers	7,855,059	7,126,089
Accounts payable and accrued expenses	552,826	322,959
Income tax payable	43,350	2,326
Bonus payable to related parties (Note 9)	0	78,430
Short-term debt	915,377	744,137
Lease liabilities (Note 11)	620,019	537,515
Employees' statutory profit sharing payable	164,062	140,485
Total current liabilities	10,150,693	8,951,941
Non-current liabilities:
Debt with related parties (Note 9)	0	4,340,452
Long-term debt	88,273	577,318
Lease liabilities (Note 11)	6,690,227	5,706,707
Employee benefits	28,231	22,232
Total non-current liabilities	6,806,731	10,646,709
Total liabilities	16,957,424	19,598,650
Stockholders' equity:
Capital Stock (Note 15)	8,283,347	471,282
Reserve for share-based payments (Note 17)	1,247,755	851,701
Cumulative losses	(5,599,838)	(5,957,831)
Total stockholders' equity	3,931,264	(4,634,848)
Total liabilities and stockholders' equity	$ 20,888,688	$ 14,963,802